(10) Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
(10) Commitments and Contingencies

(10) COMMITMENTS AND CONTINGENCIES

a) Leases

The Company occupies approximately four hundred (400) square feet of office space without charge at the residence of our Chief Executive Officer.

d) Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of September 30, 2020, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations.